Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value	$ 10,892	$ 10,975
Interest on lease liabilities	128	105	$ 75
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of transactions between related parties [Line Items]
Interest income on deposits	25	1
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease contract value	1,667	1,800
Interest on lease liabilities	$ 7	$ 8	$ 8
ST2 Satellite [Member]
Disclosure of transactions between related parties [Line Items]
Lease term	15 years
Lease contract value	$ 6,000			$ 261
Lease contract value, prepayment amount	$ 3,068
Extended useful life	3 years 3 months
Right-of-use assets acquired	$ 1,125